Financial instruments and fair value measurements (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Financial Instruments and Fair Value Measurements

	Fair Value at December 31, 2020
	Total	Level 1	Level 2	Level 3
Money market funds (a)	$667,542	$667,542	$—	$—
Marketable securities (a)	6,379	6,379	—	—
Trade receivables (b)	50,459	—	50,459	—
	$724,380	$673,921	$50,459	$—

	Fair Value at December 31, 2019
	Total	Level 1	Level 2	Level 3
Money market funds (a)	$876,126	$876,126	$—	$—
Marketable securities (a)	3,909	3,909	—	—
Trade receivables (b)	16,881	—	16,881	—
	$896,916	$880,035	$16,881	$—

(a)	The Company’s money market funds and marketable securities are classified within level 1 of the fair value hierarchy as they are valued using quoted market prices in active markets.

(b)	Trade receivables from provisionally priced concentrate sales are included in level 2 of the fair value hierarchy as the basis of valuation uses quoted commodity prices.